SCHEDULE OF CONVERTIBLE BONDS (Details) - Seamless Group Inc [Member] - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Sep. 14, 2021	Dec. 31, 2020	Jul. 30, 2019
Short-Term Debt [Line Items]
Total principal		$ 21,000,000		$ 26,000,000
Less: unamortized debt discount		(4,246,810)		(377,901)
Net carrying amount		16,753,190		25,622,099
Less: maturing within one year				(25,622,099)
Convertible bonds	$ 17,219,533	16,753,190
Convertible Bond A [Member]
Short-Term Debt [Line Items]
Total principal				22,500,000
Less: unamortized debt discount		(2,134,031)
Convertible Bond B [Member]
Short-Term Debt [Line Items]
Total principal		20,000,000	$ 18,000,000
Less: unamortized debt discount		(6,634,030)
Convertible Bond C [Member]
Short-Term Debt [Line Items]
Total principal		1,000,000
Less: unamortized debt discount		(49,353)
Convertible Bond D [Member]
Short-Term Debt [Line Items]
Total principal				$ 3,500,000	$ 3,500,000